COMMITMENTS AND CONTINGENCIES (Details 1)	Dec. 31, 2021 USD ($)
Operating Lease Liabilities
2022	$ 4,239,881
2023	1,435,216
2024	1,173,068
2025	741,035
2026	190,846
Thereafter	73,032
Total Operating Lease Liabilities	7,853,079
Amount Representing Interest	(899,050)
Present Value Of Minimum Lease Payments	6,964,028
Financing Lease Obligations
2022	966,759
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total Financing Lease Liabilities	966,759
Amount Representing Interest	0
Total Future Payments	$ 966,759